Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 15, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 16, 2021
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Cash equivalents
Restricted cash			$ 557,519		$ 557,519	314,482
FDI coverage limit		250,000		$ 250,000		250,000
Additional units (in Shares)				24,000,000
Capital call loan								$ 800,000
Additional paid-in capital		1,425,176		$ 1,425,176		509,211
Debt discount				568,503		279,245
Subscription share liability		0		0
Capital call loan		175,000		175,000
Allocated as fair value				0
Subscription receivable		975,000		975,000
Deferred tax liabilities		7,589		7,589		9,935	156,593
Tax expense		26,000	169,000	47,000	585,000
Unrecognized tax benefits
Maturity days						185 days
Deferred Income Tax						$ 600,000
Deferred tax liabilities						9,935	156,593
Unrecognized interest and penalties
Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Subscription amount reduced	$ 1,000,000
Tax expense					$ 585,000
Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Subscription amount reduced	975,000
Tax expense			$ 169,000
Additional Paid-in Capital [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Additional paid-in capital								$ 568,503
Alpha Modus Corp. [Member] | Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Subscription amount reduced	1,000,000
Alpha Modus Corp. [Member] | Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Subscription amount reduced	$ 975,000
Subscription Agreement [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Debt discount				0		279,245
Subscription share liability		$ 0		$ 0
Subscription receivable						$ 600,000
Class A Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Temporary equity, shares outstanding (in Shares)		519,080		519,080		1,000,945	24,000,000
Warrants to purchase aggregate of common stock (in Shares)				20,700,000		20,700,000
Over-Allotment Option [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Additional units (in Shares)				3,600,000		3,600,000
Overallotment option vesting period						45 days
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Additional units (in Shares)						3,600,000